[Front cover page]
Galaxy Money Market Funds
The Galaxy Fund






Prospectus
February 29, 2000

Galaxy Money Market Fund

Galaxy Government Fund

Galaxy U.S. Treasury Fund

Galaxy Tax-Exempt Fund

Galaxy Connecticut Municipal Money Market Fund

Galaxy Massachusetts Municipal Money Market Fund

Galaxy New York Municipal Money Market Fund

Retail A Shares and Retail B Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

1        Risk/return summary

1        Introduction

3        Galaxy Money Market Fund

7        Galaxy Government Fund

10       Galaxy U.S. Treasury Fund

13       Galaxy Tax-Exempt Fund

17       Galaxy Connecticut Municipal Money Market Fund

20       Galaxy Massachusetts Municipal Money Market Fund

24       Galaxy New York Municipal Money Market Fund

27       Additional information about risk

28       Investor guidelines

29       Fund management

30       How to invest in the Funds

30       About sales charges

31       Buying, selling and exchanging shares

32            How to buy shares

34            How to sell shares

35            How to exchange shares

36            Other transaction policies

37       Dividends, distributions and taxes

39       Galaxy investor programs

39       Retirement plans

39       Other  programs

41       How to reach Galaxy

42       Financial highlights

RISK/RETURN SUMMARY


INTRODUCTION

This prospectus describes the Galaxy Money Market Funds. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each Galaxy Money Market Fund including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund.

[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 28, you'll find a table which sets forth general guidelines to help you decide which of the Galaxy Money Market Funds is best suited to you.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The

Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.


AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The returns for Retail B Shares of the Fund were different than the figures shown because each class of shares has different expenses.

[Sidenote:]
BEST QUARTER:   1.96% for the quarter ending June 30, 1990
WORST QUARTER:  0.65% for the quarter ending September 30, 1993


[bar chart goes here]

 1990         1991        1992       1993        1994        1995        1996       1997        1998          1999
----------------------------------------------------------------------------------------------------------------------
8.01%         6.13%       3.54%      2.73%       3.68%       5.29%       4.73%      4.99%       4.96%         4.63%
----------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 1999, after taking into account any sales charges.


-------------------------------------------------------------------------------------------------------------------------------
                                  1 Year                5 Years                 10 Years                Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Retail A Shares                    4.63%                 4.92%                    4.86%                  5.50% (11/17/86)
-------------------------------------------------------------------------------------------------------------------------------
Retail B Shares                   -1.08%                   --                       --                   3.11% (3/6/97)
-------------------------------------------------------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The Fund offers both Retail A Shares and Retail B Shares. There are no sales charges (sometimes called front-end loads) when you buy Retail A Shares or Retail B Shares of the Fund. However, if you buy Retail B Shares of the Fund, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares.
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                                            Maximum sales charge (load) on      Maximum deferred sales charge (load)
                                            purchases shown as a % of the        shown as a % of the offering price
                                                    offering price               or sale price, whichever is less
----------------------------------------------------------------------------------------------------------------------
Retail A Shares                                          None                                       None
----------------------------------------------------------------------------------------------------------------------
Retail B Shares                                          None                                     5.00%(1)
----------------------------------------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


                                                  Distribution and                                      Total Fund
                             Management fees     service (12b-1) fees       Other expenses         operating expenses
----------------------------------------------------------------------------------------------------------------------
Retail A Shares                  0.40%(2)               None                     0.28%                   0.68%(2)
----------------------------------------------------------------------------------------------------------------------
Retail B Shares                  0.40%(2)               0.75%(2)                 0.26%                   1.41%(2)
----------------------------------------------------------------------------------------------------------------------

(1) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - About sales charges."
(2) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.36%. Affiliates of the Adviser are waiving a portion of the Distribution and Service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.73%. Total Fund operating expenses after these waivers are expected to be 0.64% for Retail A Shares and 1.35% for Retail B Shares. These fee waivers may be revised or discontinued at any time.
EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Retail A Shares                 $69                  $218                 $379                  $847
----------------------- --------------------- -------------------- --------------------- --------------------
Retail B Shares                 $644                 $746                 $971                  $1,309
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
----------------------- --------------------- -------------------- --------------------- --------------------
Retail B Shares                 $144                 $446                 $771                  $1,309
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Government Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.


[Sidenote:]
U.S. GOVERNMENT  OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[Sidenote:]
Best quarter:   1.96% for the quarter ending June 30, 1990
Worst quarter:  0.68% for the quarter ending June 30, 1993

[bar chart goes here]

------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
 1990         1991        1992       1993        1994        1995        1996       1997        1998        1999
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
7.96%         6.23%       3.45%      2.88%       3.73%       5.25%       4.67%      4.89%       4.85%       4.49%
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------

AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 1999.


----------------------- ---------------------- ----------------------- --------------------- -------------------------
                               1 year                 5 years                10 years            Since inception
----------------------- ---------------------- ----------------------- --------------------- -------------------------
Retail A Shares                4.49%                   4.83%                  4.83%               5.45% (11/17/86)
----------------------- ---------------------- ----------------------- --------------------- -------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


FEES AND EXPENSES OF THE FUND
There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------- ---------------------- ---------------------- ----------------------- ----------------------
                                                  Distribution                                   Total Fund operating
                             Management fees      (12b-1) fees               Other expenses            expenses
------------------------- ---------------------- ---------------------- ----------------------- ----------------------
Retail A Shares                  0.40%(1)                None                     0.28%                 0.68%(1)
------------------------- ---------------------- ---------------------- ----------------------- ----------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.39%. Total Fund operating expenses after this waiver are expected to be 0.67%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Retail A Shares                 $69                   $218                $379                  $847
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy U.S. Treasury Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds.

[Sidenote:]
U.S. TREASURY OBLIGATIONS
U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:


- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.

[Sidenote:]
Best quarter:   1.28% for the quarter ending June 30, 1995
Worst quarter:  0.65% for the quarter ending June 30, 1993


[bar chart goes here]


---------------- -------------- ------------- -------------- ------------- -------------- -------------- -------------
1992             1993           1994          1995           1996          1997           1998           1999
---------------- -------------- ------------- -------------- ------------- -------------- -------------- -------------
3.39%            2.74%          3.58%         5.05%          4.59%         4.70%          4.63%          4.20%
---------------- -------------- ------------- -------------- ------------- -------------- -------------- -------------

AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 1999.



--------------------------- ------------------------ ------------------------ ------------------------
                                    1 year                   5 years              Since inception
--------------------------- ------------------------ ------------------------ ------------------------
Retail A Shares                      4.20%                    4.63%                4.27% (1/22/91)
--------------------------- ------------------------ ------------------------ ------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


FEES AND EXPENSES OF THE FUND


There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------ ---------------------- ---------------------- ---------------------- ----------------------
                                                Distribution                                   Total Fund operating
                            Management fees      (12b-1) fees              Other expenses            expenses
------------------------ ---------------------- ---------------------- ---------------------- ----------------------
Retail A Shares                  0.39%                  None                   0.26%                   0.65%
------------------------ ---------------------- ---------------------- ---------------------- ----------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Retail A Shares                 $66                  $208                 $362                  $810
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Tax-Exempt Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION securities are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
     The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.



[Sidenote:]
Best quarter:  1.41% for the quarter ending December 31, 1990
Worst quarter: 0.45% for the quarter ending September 30, 1993

[bar chart goes here]

------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
    1990         1991       1992        1993        1994        1995       1996        1997        1998        1999
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------
   5.52%        4.18%       2.46%      2.01%       2.27%       3.19%       2.78%      2.99%       2.81%        2.59%
------------- ----------- ---------- ----------- ----------- ----------- ---------- ----------- ----------- ----------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.


--------------------------- ------------------ ------------------ -------------------- -----------------------------
                                 1 year             5 years            10 years              Since inception
--------------------------- ------------------ ------------------ -------------------- -----------------------------
Retail A Shares                   2.59%              2.87%               3.07%                3.43% (6/23/88)
--------------------------- ------------------ ------------------ -------------------- -----------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------- ----------------------- ----------------------- ---------------------- -----------------------
                                                     Distribution                               Total Fund operating
                           Management fees           (12b-1) fees          Other expenses             expenses
----------------------- ----------------------- ----------------------- ---------------------- -----------------------
Retail A Shares                 0.40%                    None                  0.24%                    0.64%
----------------------- ----------------------- ----------------------- ---------------------- -----------------------

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Retail A Shares                 $65                  $205                 $357                  $798
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Connecticut Municipal Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal regular income tax, and at least 65% of its total assets in Connecticut municipal securities, which are securities issued by or on behalf of the State of Connecticut and other government issuers and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Since the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on October 4, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares of the Fund. The return for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the performance of the Fund has varied from year to year.


[Sidenote:]
Best quarter:  0.78% for the quarter ending June 30, 1995
Worst quarter: 0.36% for the quarter ending March 31, 1994

[bar chart goes here]


--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        1994                1995                1996               1997                1998               1999
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       1.99%                2.97%              2.78%               2.98%              2.77%               2.53%
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, after taking into account any sales charges on Investment Shares of the Predecessor Fund.


--------------------------- ------------------------ ------------------------ ------------------------
                            1 year                   5 years                  Since inception
--------------------------- ------------------------ ------------------------ ------------------------
Retail A Shares             2.53%                    2.81%                    2.64% (10/4/93)
--------------------------- ------------------------ ------------------------ ------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you pay when you buy and hold shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------- ----------------------- ----------------------- ---------------------- -----------------------
                                                     Distribution                               Total Fund operating
                           Management fees           (12b-1) fees          Other expenses             expenses
----------------------- ----------------------- ----------------------- ---------------------- -----------------------
Retail A Shares                 0.40%                 None                     0.25%                    0.65%
----------------------- ----------------------- ----------------------- ---------------------- -----------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Retail A Shares                 $66                  $208                 $362                  $810
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Massachusetts Municipal Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal regular income tax, and at least 65% of its total assets in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and commercial paper.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on October 5, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for shares of the Predecessor Fund.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR  YEARS

The bar chart shows how the performance of the Fund has varied from year to year.


[Sidenote:]
Best quarter:   0.86% for the quarter ending June 30, 1995
Worst quarter:  0.39% for the quarter ending March 31, 1994

[bar chart goes here]

------------------ ------------------ --------------------- --------------------- ---------------------- ----------------------
      1994               1995                 1996                  1997                  1998                   1999
------------------ ------------------ --------------------- --------------------- ---------------------- ----------------------
      2.15%              3.23%               2.78%                 2.96%                  2.79%                  2.56%
------------------ ------------------ --------------------- --------------------- ---------------------- ----------------------

AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 1999.


--------------------------- ------------------------ ------------------------ ------------------------
                            1 year                   5 years                  Since inception
--------------------------- ------------------------ ------------------------ ------------------------
Retail A Shares             2.56%                    2.86%                    2.71% (10/05/93)
--------------------------- ------------------------ ------------------------ ------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------- ----------------------- ----------------------- ---------------------- -----------------------
                                                 Distribution (12b-1)                           Total Fund operating
                           Management fees               fees              Other expenses             expenses
----------------------- ----------------------- ----------------------- ---------------------- -----------------------
Retail A Shares                 0.40%                 None                     0.25%                    0.65%
----------------------- ----------------------- ----------------------- ---------------------- -----------------------


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown

-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Retail A Shares                 $66                  $208                 $362                  $810
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy New York Municipal Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and New York State and New York City personal income tax, consistent with relative stability of principal and liquidity.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal regular income tax, and at least 65% of its total assets in New York municipal securities, which are securities issued by or on behalf of the State of New York and other government issuers and that pay interest which is exempt from federal regular income tax and New York State and New York City personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York municipal securities to meet their financial obligations. Other considerations affecting the Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The Fund had not commenced operations prior to the date of this prospectus. No performance information is presented because the Fund has less than one full calendar year of performance history.


FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Retail A Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------- ----------------- ------------------- ------------- --------------
                                                                            Total Fund
                                          Distribution        Other         operating
                        Management fees   (12b-1) fees        expenses      expenses
----------------------- ----------------- ------------------- ------------- --------------
Retail A Shares         0.40%             None                0.25%(1)      0.65%
----------------------- ----------------- ------------------- ------------- --------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------- --------------------- --------------------
                        1 year                3 years
----------------------- --------------------- --------------------
Retail A Shares         $73                   $227
----------------------- --------------------- --------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Money Market Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, and New York Municipal Money Market Fund, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's total assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goals. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.
YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problems, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Galaxy Money Market Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your investment professional for help in deciding which Fund is right for you.

------------------------------------------------------- -----------------------------------------------------
Galaxy Fund                                               May be best suited for...
------------------------------------------------------- -----------------------------------------------------
Galaxy Money Market Fund                                investors who want a flexible and convenient way to
                                                        manage cash while earning money market returns
------------------------------------------------------- -----------------------------------------------------
Galaxy Government Fund                                  investors who want a way to earn money market
                                                        returns with the extra margin of safety associated
                                                        with U.S. Government obligations
------------------------------------------------------- -----------------------------------------------------
Galaxy U.S. Treasury Fund                               investors who want a way to earn money market
                                                        returns from U.S. Treasury obligations that are
                                                        generally free from state and local taxes
------------------------------------------------------- -----------------------------------------------------
Galaxy Tax-Exempt Fund                                  investors who want a way to earn money market
                                                        returns that are free from federal income tax
------------------------------------------------------- -----------------------------------------------------
Galaxy Connecticut Municipal Money Market Fund          investors who want a way to earn money market
                                                        returns that are free from both regular federal
                                                        income tax and the Connecticut state income tax on
                                                        individuals, trusts and estates
------------------------------------------------------- -----------------------------------------------------
Galaxy Massachusetts Municipal Money Market Fund        investors who want a way to earn money market returns
                                                        that are free from both regular federal income tax
                                                        and Massachusetts personal income tax
------------------------------------------------------- -----------------------------------------------------
Galaxy New York Municipal Money Market Fund             investors who want a way to earn money market
                                                        returns that are free from both regular federal
                                                        income tax and New York State and New York City
                                                        personal income tax
------------------------------------------------------- -----------------------------------------------------

[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for, all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below. The New York Municipal Money Market Fund had not commenced operations prior to the date of this prospectus. The Adviser is entitled to receive advisory fees with respect to the New York Municipal Money Market Fund at the annual rate of 0.40% of the first $750,000,000 of the Fund's average daily net asset plus 0.35% of average daily net assets in excess of $750,000,000. The fee shown below with respect to the New York Municipal Money Market Fund is that which is currently in effect.

--------------------------------------------------------- ----------------------------------
                                                                 Management fee as a
Fund                                                           % of average net assets
--------------------------------------------------------- ----------------------------------
Money Market                                                             0.36%
--------------------------------------------------------- ----------------------------------
Government                                                               0.39%
--------------------------------------------------------- ----------------------------------
U.S. Treasury                                                            0.39%
--------------------------------------------------------- ----------------------------------
Tax-Exempt                                                               0.40%
--------------------------------------------------------- ----------------------------------
Connecticut Municipal Money Market                                       0.36%
--------------------------------------------------------- ----------------------------------
Massachusetts Municipal Money Market                                     0.37%
--------------------------------------------------------- ----------------------------------
New York Municipal Money Market                                          0.40%
--------------------------------------------------------- ----------------------------------

HOW TO INVEST IN THE FUNDS

All of the Funds offer Retail A Shares. The Money Market Fund also offers Retail B Shares.


ABOUT SALES CHARGES

There are no sales charges (sometimes called front-end loads) when you buy either Retail A Shares or Retail B Shares of a Fund. If you buy Retail B Shares of the Money Market Fund, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) if you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:


------------------------------------------------------------------------------------------------ -------------------
                                                                                                        You'll pay a
If you sell your shares                                                                                      CDSC of
------------------------------------------------------------------------------------------------ -------------------
during the first year                                                                                         5.00%
------------------------------------------------------------------------------------------------ -------------------
during the second year                                                                                        4.00%
------------------------------------------------------------------------------------------------ -------------------
during the third year                                                                                         3.00%
------------------------------------------------------------------------------------------------ -------------------
during the fourth year                                                                                        3.00%
------------------------------------------------------------------------------------------------ -------------------
during the fifth year                                                                                         2.00%
------------------------------------------------------------------------------------------------ -------------------
during the sixth year                                                                                         1.00%
------------------------------------------------------------------------------------------------ -------------------
after the sixth year                                                                                           None
------------------------------------------------------------------------------------------------ -------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions.

There's no CDSC when Retail B Shares of the Money Market Fund are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.10% in shareholder service fees with respect to Retail A Shares during the current fiscal year.

Retail B Shares of the Money Market Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of the Fund's Retail B Share assets. The Fund does not intend to pay more than 0.75% in distribution and shareholder service (12b-1) fees during the current fiscal year. Galaxy has adopted a plan under Rule 12b-1 that allows the Money Market Fund to pay fees from its Retail B Share assets for selling and distributing Retail B Shares and for providing services to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.


CONVERTING RETAIL B SHARES TO RETAIL A SHARES

Six years after you buy Retail B Shares of the Money Market Fund, they will automatically convert to Retail A Shares of the Fund. This allows you to benefit from the lower annual expenses of Retail A Shares.

[Sidenote:]
Retail B Shares of the Money Market Fund have higher operating expenses than Retail A Shares of the Fund and may not be appropriate for investors who do not plan to exchange their Retail B Shares for Retail B Shares of another Galaxy Fund.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.


BUYING, SELLING AND EXCHANGING SHARES
You can buy and sell Retail A Shares and Retail B Shares of the Funds on any day that the Funds are open for business, which is any day the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.
If your order to buy shares is received and accepted by Galaxy's distributor by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the net asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's distributor after 11:00 a.m. (Eastern time) but before

4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below, less any applicable CDSC in the case of Retail B Shares of the Money Market Fund. NAV is determined on each day the New York Stock Exchange is open for trading as of 11:00 a.m. (Eastern time) and at the close of regular trading (usually 4:00 p.m. Eastern time).

The Funds' assets are valued at amortized cost, which is approximately equal to market value.


HOW TO BUY SHARES

You can buy shares through your financial institution or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A broker or agent who places orders on your behalf may charge you a separate fee for their services.

BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

To make additional investments, send your check to the address above along with one of the following:
- The detachable slip that's included with your Galaxy statement or your confirmation of a prior transaction
- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number
If your check is returned because of insufficient funds, we'll cancel your order.

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is:
-    $2,500 for regular accounts
-    $500 for retirement plan accounts such as IRA, SEP and Keogh Plan accounts
-    $100 for college savings accounts, including Education IRA accounts

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.
Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


BUYING BY WIRE
To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109

ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
   (Account number)
   (Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your financial institution may charge you a fee for sending funds by wire.

CUSTOMERS OF FINANCIAL INSTITUTIONS
If you are a customer of a financial institution such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, you should place your order through your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your financial institution.

HOW TO SELL SHARES

You can sell your shares in several ways: by mail, by telephone, by wire, or through your financial institution.
SELLING BY MAIL

Send your request in writing to:
The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You must include the following:
-    The name of the Fund
-    The number of shares or the dollar amount you want to sell
-    Your account number
-    Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:
-    you're selling shares worth more than $50,000,
- you want Galaxy to send your money to an address other than the address on your account, unless your money is transferred to a successor custodian,
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-    you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege.

If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

CUSTOMERS OF FINANCIAL INSTITUTIONS
Please contact your financial institution for information on how to sell your shares. The financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial institution, but your financial institution may charge you a fee.


HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. Unless you qualify for a waiver, you'll have to pay a sales charge when you exchange Retail A Shares of a Fund for Retail A Shares of another Galaxy Fund that imposes a sales charge on purchases.

You may exchange Retail B Shares of the Money Market Fund for Retail B Shares of any other Galaxy Fund. You won't pay a contingent deferred sales charge when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.


TO EXCHANGE SHARES:
- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-    send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520
-    ask your financial institution.
Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

MONEY MARKET, GOVERNMENT AND U.S. TREASURY FUNDS
Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX-EXEMPT, CONNECTICUT MUNICIPAL MONEY MARKET, MASSACHUSETTS MUNICIPAL MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET FUNDS

Distributions by these Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but none of these Funds expects that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by one or more of these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

CONNECTICUT MUNICIPAL MONEY MARKET FUND
This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from the Connecticut state income tax on individuals, trusts and estates ("CSIT"). However, dividends, if any, derived from interest or long-term capital gains on securities other than Connecticut municipal securities, or from any short-term capital gains, will be subject to the CSIT.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Massachusetts personal income tax. However, dividends, if any, derived from interest on securities other than Massachusetts municipal securities, or from any capital gains, will be subject to Massachusetts personal income tax.

NEW YORK MUNICIPAL MONEY MARKET FUND
This Fund intends to comply with certain state tax requirements so that its dividends will be generally exempt from New York State and New York City personal income tax. However, dividends, if any, derived from interest on securities other than New York municipal securities, or from any capital gains, will be subject to New York State and New York City personal income tax.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.


OTHER STATE AND LOCAL TAX MATTERS
Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within the state.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS


RETIREMENT PLANS

Retail A Shares and Retail B Shares of the Funds are available for purchase in connection with any of the following retirement plans:
- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs
-    Simplified Employee Pension Plans (SEPs)
-    Keogh money purchase and profit sharing plans
- Salary reduction retirement plans set up by employers for their employees, which are qualified under Sections 401(k) and 403(b) of the Internal Revenue Code
- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

OTHER PROGRAMS
It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.


PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.


COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education

IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.


CHECKWRITING

You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by writing or calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) to obtain a signature card. There is no limit on the number of checks you can write each month, although each check must be in an amount of at least $250. Galaxy may impose a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.


DIRECT DEPOSIT PROGRAM

This program lets you deposit your Social Security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


SYSTEMATIC WITHDRAWAL PLAN
You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares of the Money Market Fund made through the plan that don't annually exceed 12% of your account's value.
You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy at:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL INSTITUTION

Your financial institution can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES
Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.

INVESTCONNECT

InvestConnect is Galaxy's Shareholder Voice Response System. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET
Please visit Galaxy's Web site at:
www.galaxyfunds.com

[Sidenote:]
HEARING IMPAIRED
Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Retail A Shares and/or Retail B Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single Retail A Share or Retail B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares and/or Retail B Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP. No financial highlights are presented for the New York Municipal Money Market Fund because the Fund had not commenced operations prior to the date of this prospectus.

As discussed above in "Risk/return summary - Connecticut Municipal Money Market Fund," prior to December 4, 1995, the predecessor to the Connecticut Municipal Money Market Fund (Predecessor Fund) offered and sold two classes of shares, Investment Shares and Trust Shares. Investment Shares of the Predecessor Fund were similar to the Retail A Shares which the Connecticut Municipal Money Market Fund currently offers. Accordingly, Trust Shares of the Predecessor Fund have not been included in the financial highlights table for the Connecticut Municipal Money Market Fund set forth below.

                             Galaxy Money Market Fund
                  (For a share outstanding throughout each period)

                                                                   For the Year Ending October 31,
                                     --------------------------------------------------------------------------------------------
                                             1999                     1998                    1997              1996         1995
                                             ----                     ----                    ----              ----         ----
                                     Retail A    Retail B     Retail A   Retail B    Retail A    Retail B     Retail A     Retail A
                                      Shares      Shares        Shares    Shares      Shares     Shares(2)     Shares      Shares(1)
                                      ------      ------       ------     ------      ------     ---------     ------      ---------
Net asset value, beginning of
  period.........................     $   1.00      $1.00        $1.00     $1.00         $1.00    $1.00           $1.00    $   1.00
                                      --------      -----        -----     -----         -----    -----           -----    --------
Income from investment operations:
Net investment income(3).........         0.04       0.04         0.05      0.04          0.05     0.03            0.05        0.05
  Net realized and unrealized gain
     (loss) on investments.......           --         --           --        --            --       --              --          --
      Total from investment
       operations................         0.04       0.04         0.05      0.04          0.05     0.03            0.05        0.05
  Less dividends:
  Dividends from net investment
     income......................        (0.04)     (0.04)       (0.05)    (0.04)        (0.05)   (0.03)          (0.05)      (0.05)
   Dividends from net realized
       capital gains.............           --         --           --        --            --       --              --          --
     Total dividends.............        (0.04)     (0.04)       (0.05)    (0.04)        (0.05)   (0.03)          (0.05)      (0.05)
Net increase (decrease) in net
  asset value....................           --         --           --        --            --       --              --          --
Net asset value, end of period...   $     1.00    $  1.00   $     1.00    $ 1.00    $     1.00    $1.00      $     1.00    $   1.00
                                       -------    -------    ---------    -------   ----------     ----      ----------    --------
  Total return(4)...............          4.54%      3.85%        5.04%     4.33%         4.93%    2.66%(5)        4.78%       5.23%
  Ratios/supplemental data:
     Net assets, end of
      period (000's)                $2,434,662    $ 2,485   $2,139,213    $l,607    $1,877,889    $ 749      $1,159,312    $580,762
Ratios to average net assets:
  Net investment income including
     reimbursement/waiver                 4.45%      3.81%        4.94%     4.26%         4.85%    4.27%(6)        4.67%       5.12%
   Operating expenses including
     reimbursement/waiver........         0.65%      1.29%        0.67%     1.35%         0.69%    1.38%           0.77%       0.74%
   Operating expenses excluding
     reimbursement/waiver........         0.69%      1.41%        0.71%     1.39%         0.73%    1.42%(6)        0.80%       0.76%
 --------------------

 (1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail Shares (now designated Retail A shares) and the Fund began issuing a second series of shares designated as Trust Shares.
 (2) The Fund began offering Retail B Shares on March 6, 1997.
 (3) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.04,
     $0.05, $0.05, $0.05 and $0.05, respectively. Net investment income per share for Retail B Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999 and 1998 and the period ended October 31, 1997 was $0.04, $0.04 and $0.03, respectively.
 (4) Calculation does not include the effect of any sales charge for Retail B Shares.
 (5) Not annualized.
 (6) Annualized.

                            Galaxy Government Fund
               (For a share outstanding throughout each period)


                                                       For the Year Ending October 31,
                                        ---------------------------------------------------------------------
                                            1999          1998           1997          1996          1995
                                            ----          ----           ----          ----          ----
                                         Retail A       Retail A      Retail A       Retail A     Retail A
                                           Shares        Shares        Shares         Shares      Shares(1)
                                           ------        ------        ------         ------      ---------
   Net asset value, beginning of
        period......................      $  1.00         $ 1.00        $ 1.00         $ 1.00       $ 1.00
                                          -------         ------        ------         ------       ------
     Income from investment operations:
     Net investment income(2).......         0.04           0.05          0.05           0.05         0.05
      Net realized and unrealized
        gain (loss) on investments..           --            --            --             --           --
         Total from investment
         operations.................         0.04          0.05          0.05           0.05         0.05
     Less dividends:
      Dividends from net investment
        income......................        (0.04)        (0.05)        (0.05)         (0.05)       (0.05)
      Dividends from net realized
        capital gains...............           --            --            --             --           --
         Total dividends............        (0.04)        (0.05)        (0.05)         (0.05)       (0.05)
    Net increase (decrease) in net
        asset value.................           --            --            --             --           --
   Net asset value, end of
        period......................     $   1.00      $   1.00      $   1.00       $   1.00     $   1.00
                                         --------      --------      --------       ---------    ---------
     Total return...................         4.39%         4.94%         4.85%          4.72%        5.20%
     Ratios/supplemental data:
     Net assets, end of period (000's)   $348,758      $352,799      $350,513       $326,411     $320,795
     Ratios to average net assets:
       Net investment income including
        reimbursement/waiver........         4.32%         4.84%         4.74%          4.62%        5.11%
       Operating expenses including
        reimbursement/waiver........         0.69%         0.70%         0.71%          0.75%        0.73%
       Operating expenses excluding
        reimbursement/waiver........         0.71%         0.71%         0.72%          0.76%        0.74%
 --------------------

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second series of shares designated as Trust Shares.
(2) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.04,
     $0.05, $0.05, $0.05 and $0.05, respectively.

                            Galaxy U.S. Treasury Fund
              (For a share outstanding throughout each period)


                                                              For the Year Ending October 31,
                                        ---------------------------------------------------------------------
                                            1999           1998           1997           1996          1995
                                            ----           ----           ----           ----          ----
                                          Retail A       Retail A      Retail A        Retail A     Retail A
                                           Shares         Shares        Shares          Shares      Shares(1)
                                           ------         ------        ------          ------      ---------
   Net asset value, beginning of
     period.........................      $ 1.00          $ 1.00        $ 1.00          $ 1.00       $ 1.00
                                          ------          ------        ------          ------       ------
     Income from investment
     operations:
     Net investment income(2).......        0.04            0.05          0.05            0.05         0.05
      Net realized and unrealized
        gain (loss) on investments..          --              --            --              --           --
         Total from investment
          operations................        0.04            0.05          0.05            0.05         0.05
     Less dividends:
     Dividends from net investment
        income......................       (0.04)          (0.05)        (0.05)          (0.05)       (0.05)
      Dividends from net realized
        capital gains...............          --              --            --              --           --
         Total dividends............       (0.04)          (0.05)        (0.05)          (0.05)       (0.05)
    Net increase (decrease) in net
     asset value....................          --              --            --              --           --
   Net asset value, end of
     period.........................    $   1.00        $   1.00      $   1.00        $   1.00     $   1.00
                                        --------        --------      --------        --------     --------
     Total return...................        4.14%           4.73%         4.67%           4.63%        4.99%
     Ratios/supplemental data:
        Net assets, end of
         period (000's)                  $584,364        $559,053      $585,969        $443,230     $318,621
     Ratios to average net assets:
        Net investment income including
         reimbursement/waiver.......        4.06%           4.63%         4.58%           4.53%       4.90%
        Operating expenses including
         reimbursement/waiver.......        0.67%           0.68%         0.69%           0.69%       0.73%
        Operating expenses excluding
         reimbursement/waiver.......        0.67%           0.68%         0.70%           0.69%       0.73%
 --------------------

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second series of shares designated as Trust Shares.
(2) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.04,
     $0.05, $0.05, $0.05 and $0.05, respectively.

                             Galaxy Tax-Exempt Fund
                (For a share outstanding throughout each period)


                                                          For the Year Ending October 31,
                                        -------------------------------------------------------------------
                                            1999           1998          1997            1996         1995
                                            ----           ----          ----            ----         ----
                                          Retail A       Retail A      Retail A        Retail A     Retail A
                                           Shares         Shares        Shares          Shares       Shares(1)
                                           ------         ------        ------          ------       --------
   Net asset value, beginning of
     period.........................      $ 1.00          $ 1.00        $ 1.00          $ 1.00       $ 1.00
                                          ------          ------        ------          ------       ------
     Income from investment
     operations:
     Net investment income(2).......        0.02            0.03          0.03            0.03         0.03
      Net realized and unrealized
        gain (loss) on investments..          --              --            --              --           --
         Total from investment
          operations................        0.02            0.03          0.03            0.03         0.03
     Less dividends:
     Dividends from net investment
        income......................       (0.02)          (0.03)        (0.03)          (0.03)       (0.03)
      Dividends from net realized
        capital gains...............          --              --            --              --           --
         Total dividends............       (0.02)          (0.03)        (0.03)          (0.03)       (0.03)
    Net increase (decrease) in net
     asset value....................          --              --            --              --           --
   Net asset value, end of
     period.........................    $   1.00        $   1.00      $   1.00        $   1.00     $   1.00
                                          --------        --------      --------        --------     --------
     Total return...................        2.53%           2.89%         2.95%           2.82%        3.16%
     Ratios/supplemental data:
       Net assets, end of
        period (000's)                  $160,057        $164,340      $151,907        $117,548     $127,056
     Ratios to average net assets:
       Net investment income including
        reimbursement/waiver........        2.51%           2.85%         2.92%           2.78%        3.12%
       Operating expenses including
        reimbursement/waiver........        0.66%           0.67%         0.68%           0.68%        0.68%
       Operating expenses excluding
        reimbursement/waiver........        0.66%           0.67%         0.69%           0.69%        0.71%
 --------------------

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second series of shares designated as Trust Shares.
(2) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.02,
     $0.03, $0.03, $0.03 and $0.03, respectively.

                 Galaxy Connecticut Municipal Money Market Fund
                (For a share outstanding throughout each period)

                                                          For the Year Ending October 31,
                                        --------------------------------------------------------------------
                                            1999          1998           1997          1996(1)        1995
                                          ---------     ---------      ---------     ---------      ---------
   Net asset value, beginning of
     period.........................       $ 1.00        $ 1.00          $ 1.00         $ 1.00       $ 1.00
                                           ------        ------          ------         ------       ------
     Income from investment
     operations:
     Net investment income(2).......         0.02          0.03            0.03           0.03         0.03
      Net realized and unrealized
        gain (loss) on investments..           --            --              --             --           --
         Total from investment
          operations................         0.02          0.03            0.03           0.03         0.03
     Less dividends:
       Dividends from net investment
        income......................        (0.02)        (0.03)          (0.03)         (0.03)       (0.03)
       Dividends from net realized
        capital gains...............           --            --              --             --           --
         Total dividends............        (0.02)        (0.03)          (0.03)         (0.03)       (0.03)
    Net increase (decrease) in net
     asset value....................           --            --              --             --           --
    Net asset value, end of
     period.........................     $   1.00      $   1.00        $   1.00       $   1.00      $  1.00
                                         ---------     ---------       ---------      ---------     --------
     Total return(3)................         2.47%         2.87%           2.94%          2.83%        2.94%
     Ratios/supplemental data:
       Net assets, end of
        period (000's)                   $243,051      $165,186        $137,095       $110,544      $71,472
     Ratios to average net assets:
       Net investment income including
        reimbursement/waiver........         2.44%         2.83%           2.91%          2.79%        2.88%
       Operating expenses including
        reimbursement/waiver........         0.62%         0.62%           0.60%          0.64%        0.82%
       Operating expenses excluding
        reimbursement/waiver........         0.65%         0.65%           0.65%          0.73%        1.29%
----------------------------

(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy with a single series of shares. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of each series for shares in the Galaxy Connecticut Municipal Money Market Fund.
(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the fiscal years ended
     October 31, 1999, 1998, 1997 and 1996 were $0.02, $0.03, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or other parties for the fiscal year ended October 31, 1995 was $0.03 (unaudited).
(3) Calculation does not include the effect of any sales charge for Investment Shares of the Predecessor Fund.

                Galaxy Massachusetts Municipal Money Market Fund
                (For a share outstanding throughout each period)

                                                              For the Year Ending October 31,
                                          ------------------------------------------------------------------
                                            1999          1998           1997          1996(1)       1995
                                           ------        ------         ------          ------       ------
   Net asset value, beginning of
     period.........................     $   1.00      $   1.00        $  1.00         $  1.00      $  1.00
                                         --------      --------        -------         -------      -------
     Income from investment
     operations:
     Net investment income(2).......         0.02          0.03           0.03            0.03         0.03
      Net realized and unrealized
        gain (loss) on investments..           --            --             --              --           --
         Total from investment
          operations................         0.02          0.03           0.03            0.03         0.03
     Less dividends:
     Dividends from net investment
        income......................        (0.02)        (0.03)         (0.03)          (0.03)       (0.03)
      Dividends from net realized
        capital gains...............           --            --             --              --           --
        Total dividends.............        (0.02)        (0.03)         (0.03)          (0.03)       (0.03)
    Net increase (decrease) in net
     asset value....................           --            --             --              --           --
   Net asset value, end of
     period.........................     $   1.00      $   1.00        $  1.00         $  1.00      $  1.00
                                         --------      --------        -------         -------      -------
     Total return...................         2.50%         2.86%          2.92%           2.83%        3.21%
     Ratios/supplemental data:
       Net assets, end of
        period (000's)                   $241,611      $127,922        $80,966         $47,066      $40,326
     Ratios to average net assets:
       Net investment income including
        reimbursement/waiver........         2.48%         2.81%          2.90%           2.78%        3.16%
       Operating expenses including
        reimbursement/waiver........         0.62%         0.62%          0.61%           0.62%        0.57%
       Operating expenses excluding
        reimbursement/waiver........         0.65%         0.68%          0.69%           0.83%        1.06%
-----------------------------

(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged such shares for shares in the Galaxy Massachusetts Municipal Money Market Fund.
(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or other parties for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.02, $0.03, $0.03, and $0.03 (unaudited), respectively.

[Back Cover Page]
Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549- 0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

PROGALTR MM 3/1/00